Impairment Charges and Reversals - Crude Oil and Forward Crack Spreads (Details)	Dec. 31, 2022 $ / bbl
West Texas Intermediate | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	80.33
West Texas Intermediate | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	78.50
West Texas Intermediate | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	76.95
West Texas Intermediate | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	77.61
West Texas Intermediate | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	79.16
WTI-WTS | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WCS | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(23.32)
WTI-WCS | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(19.09)
WTI-WCS | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(17.42)
WTI-WCS | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(15.87)
WTI-WCS | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(15.74)
Chicago 3-2-1 Crack Spreads (WTI) | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	29.37
Chicago 3-2-1 Crack Spreads (WTI) | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	24.10
Chicago 3-2-1 Crack Spreads (WTI) | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	22.12
Chicago 3-2-1 Crack Spreads (WTI) | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	21.70
Chicago 3-2-1 Crack Spreads (WTI) | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	21.67